Note 13 - Change in Benefit Obligation and Plan Assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2016
Benefit obligation at beginning of year	¥ 5,285,093	¥ 4,426,598
Service cost	648,944	573,956	¥ 542,584
Interest cost	67,525	73,902	45,418
Actuarial loss	480,755	283,860
Benefit paid	(94,207)	(73,223)
Benefit obligation at end of year	6,388,110	5,285,093	4,426,598
Fair value of plan assets at beginning of year	2,930,310	2,424,499
Actual return (loss) on plan assets	(16,667)	219,832
Employer contribution	334,252	322,826
Benefits paid	(53,996)	(36,847)
Fair value of plan assets at end of year	2,930,310	2,424,499	¥ 2,424,499	¥ 3,193,899
Funded status at end of year	¥ (3,194,211)	¥ (2,354,783)